Consolidated statements of changes in equity (Parenthetical) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Associates [member]
Reserve of exchange differences on translation	€ 32	€ 48	€ 44